PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Prepaid clinical research costs	$ 1,924	$ 1,653
Prepaid insurance	575	621
Other prepaid expenses	65	56
Tax deposits	64	119
Other receivables	39	71
Research & development tax credits		169
Total prepaid expenses and other receivables	$ 2,667	$ 2,689